Consolidated Statements of Changes in Member's Equity (FY) - USD ($) $ in Thousands	Total	MEMBERSHIP INTEREST	RETAINED EARNINGS/ (ACCUMULATED DEFICIT)	AOCI
Balances, beginning of period at Dec. 31, 2016	$ 2,046,763	$ 2,069,376	$ (24,113)	$ 1,500
Increase (Decrease) in Equity [Roll Forward]
Distributions to member	(84,065)		(84,065)
Net income	138,080		138,080
Total other comprehensive (loss) income, net of tax	(4,421)			(4,421)
Balances, end of period at Dec. 31, 2017	2,096,357	2,069,376	29,902	(2,921)
Increase (Decrease) in Equity [Roll Forward]
Distributions to member	(71,350)		(71,350)
Net income	94,437		94,437
Total other comprehensive (loss) income, net of tax	5,296			5,296
Reclassification of effect of tax rate change			589	(589)
Balances, end of period at Dec. 31, 2018	2,124,740	2,069,376	53,578	1,786
Increase (Decrease) in Equity [Roll Forward]
Contributions from member	384,900		384,900
Net income	20,557		20,557
Total other comprehensive (loss) income, net of tax	(135)			(135)
Balances, end of period at Mar. 31, 2019	2,530,062	2,069,376	459,035	1,651
Balances, beginning of period at Dec. 31, 2018	2,124,740	2,069,376	53,578	1,786
Increase (Decrease) in Equity [Roll Forward]
Contributions from member	384,900		384,900
Net income	152,665		152,665
Total other comprehensive (loss) income, net of tax	(19,299)			(19,299)
Balances, end of period at Dec. 31, 2019	2,643,006	2,069,376	591,143	(17,513)
Increase (Decrease) in Equity [Roll Forward]
Net income	6,328		6,328
Total other comprehensive (loss) income, net of tax	414			414
Balances, end of period at Mar. 31, 2020	$ 2,649,748	$ 2,069,376	$ 597,471	$ (17,099)